Life Settlement Contracts, at Fair Market Value (Details) (Predecessor, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 item
Predecessor
Number of Contracts
2013	0
2014	1
2015	0
2016	0
2017	1
Thereafter	35
Total	37
Carrying Value
Thereafter	$ 1,342
Total	1,342
Face Value
2014	500
2017	500
Thereafter	49,604
Total	$ 50,604